Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
Telefax:       763-765-6355
stewart.gregg@allianzlife.com
 www.allianzlife.com

August 18, 2011

Ms. Sally Samuel
Office of Insurance Products
Securities and Exchange Commission
100 F Street, NE
Washington, DC    20549-4644

Re:          Allianz Life Insurance Company of New York
Allianz Life Variable Account C
Pre-Effective Amendment No. 1 to Registration Statement on Form N-4/A
File Nos. 333-167334 and 811-05716

Dear Ms. Samuel:

We received written comments from you on August 3, 2010 with respect to Registrant's above-referenced Initial Registration Statement Nos. 333-167334 and 811-05716. We also received oral comments on August 4, 5 and 17, 2010 with respect to Allianz Life Variable Account B’s Initial Registration Statement Nos. 333-166408 and 05618 (the national version of this variable annuity) and have addressed those comments as noted.

We also incorporated the following written comment and response received on February 16, 2011 to Registrant’s Initial Registration Statement Nos. 333-171428 and 811-05716 that would also apply to this Registration Statement:

Comment:

Please make sure to define each defined term the first time it is used in the text of the prospectus, even if it is also defined in the glossary.

Response:

Acknowledged.

Attached to this letter are redlined copies of the prospectus and Statement of Additional Information that have been revised to respond to your comments. All page numbers in this letter refer to the redlined courtesy copy that was sent to you on June 4, 2010. The prospectus and SAI also include a relatively large number of non-material revisions made during the May, 2011 update and also revisions made to simplify prospectus language and make the document more user-friendly.

AZL-RetProNY-N-4 page 1

1.      Fee Table and Examples (Pages 4-5)

Comments:

(a).	Please use the word “None,” rather than the current text following the “Sales/withdrawal charge” caption.

(b).	In footnote 1, rather than referring to “two different Accounts,” please use “Base Account” and “Income Advantage Account.” Also see comment 13 below.

(c).	Please provide in a pre-effective amendment all missing fee and expense information in the tables and expense examples.

(d).	Please change the reference to “State of Additional Information” in the footnote to the Annual Operating Expenses of the Investment Options to “Statement of Additional Information.”

(e).
Please state in footnote 1 to “Examples” how much advance notice will be provided of any change in the “Income Advantage Account Fee.” Please also make this change to footnote 6 of the “Contract Annual Expenses” table.

(f).
Also, from oral comment #1(a) to Allianz Life Variable Account B’s Initial Registration Statement Nos. 333-166408 and 05618 received on August 4, 5 and 17, 2010: Use of the word “account” in the term Base Account and Income Advantage Account is too easily confused with the terms general account and Separate Account. Please clarify that the term Base Account and Income Advantage Account are not separate legal entities.

(g).
Also, from oral comment #1(a) to Allianz Life Variable Account B’s Initial Registration Statement Nos. 333-166408 and 05618 received on August 4, 5 and 17, 2010: Please remove reference to Allianz Life of NY owning the assets of the Separate Account from the prospectus. Although technically accurate, these assets are not available to Allianz Life of NY or its creditors and is potentially confusing.

Responses:

(a).	Revised.

(b).	Revised.

(c).	Revised.

(d).
This language has been removed from the footnote because the Annual Operating Expenses for Each Investment Option table has been moved from the Statement of Additional Information to Appendix A in the prospectus.

(e).	We removed the footnote 1 to the “Examples” table and revised the sentence in footnote 6 of the “Contract Annual Expenses” table to read as follows:

If we increase your fee, we notify you in writing at least 30 days in advance to allow you to transfer or withdraw all your Income Advantage Account Value before the fee increases.

AZL-RetProNY-N-4 page 2

We also revised section 8. Expenses, the sentence in the paragraph following the Income Advantage Fee table to read as follows:

If we increase this fee, we notify you in writing at least 30 days in advance to allow you the option of transferring your total Income Advantage Account Value to the Base Account before the fee increases.

(f).	We have taken a series of steps to reduce any potential confusion from the term "account."

In section 1. The Variable Annuity Contract, we added the following after the first paragraph:

In this prospectus, we use the terms Separate Account, general account, Base Account and Income Advantage Account. These terms are explained in the following paragraphs.

The Separate Account is a separate legal entity established under New York insurance law that holds the variable investment assets that underlie the variable annuities issued by Allianz Life of NY. We keep these assets apart from our general account assets and other separate account assets we own. Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all our general account assets and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts.

This Contract offers a Base Account and an Income Advantage Account to which you can allocate money. The Base Account and the Income Advantage Account are not separate legal entities. They are different groupings of investment and insurance features available under the Contract. They are distinct from, and should not to be confused with, the Separate Account or general account. The Base Account offers a variety of standard variable Investment Options, but does not offer any guaranteed values. The Income Advantage Account offers guaranteed values that can be used for guaranteed lifetime withdrawals called Income Advantage Payments. The Income Advantage Account has fewer variable Investment Options for you to invest in. The Base Account and the Income Advantage Account are accounted for separately in terms of the values allocated to them and their expenses. Collectively we refer to the Base Account and Income Advantage Account as “the Accounts” within this prospectus.

Prior to this disclosure, we replaced the term “Accounts” in the prospectus with “Base Account and Income Advantage Account”.

We also revised portions of the glossary as follows:

Account(s) – the Base Account and the Income Advantage Account, each of which is a separate grouping of investment and insurance features under this Contract. They are not separate legal entities.

Base Account – a group of investment and insurance features available to you under this Contract. The Base Account offers a variety of standard variable annuity features, but does not offer any guaranteed values.

Income Advantage Account – a group of investment and insurance features available to you under this Contract. The Income Advantage Account is designed for those who want a protected value that can be used for guaranteed lifetime withdrawals called Income Advantage Payments.

(g).	Revised.

AZL-RetProNY-N-4 page 3

2.      Annuitant (Page 10)

Comment:

Please revise in plain English how death benefits vary by different persons.

Also, from oral comment #2 to Allianz Life Variable Account B’s Initial Registration Statement Nos. 333-166408 and 05618 received on August 4, 5 and 17, 2010: Please add the text from your previous response to comment #2 to the prospectus, excluding the last sentence.

Response:

The following has been added to the prospectus:

For example, if a sole Owner dies during the Accumulation or Income Phases of the Contract, we pay a death benefit to the Beneficiary(s). If the Annuitant is not an Owner and he/she dies during the Accumulation or Income Phases of the Contract, the Owner can name a new Annuitant (subject to our approval) and we do not pay a death benefit. If a sole Owner who is not an Annuitant dies during the Annuity Phase, the Beneficiary becomes the Owner, Annuity Payments continue and we do not pay a death benefit. If an Annuitant dies during the Annuity Phase under an Annuity Option with a guaranteed period, Annuity Payments to the Payee continue until the Contract ends and are paid at least as rapidly as they were being paid at the time of the Annuitant’s death.

3.      Purchase Payments (Page 12)

Comments:

(a).
In the third paragraph, please revise the disclosure to clarify that additional payments received before the close of business will be added to the Contract on that date as required by Rule 22c-1, rather than within one Business Day.

(b).
Please confirm that the “Financial Professional” referenced here and on page 51 will not be an agent of or for Allianz Life Insurance Company of New York or revise the disclosure to clarify that a purchase payment is “received” when it is submitted to a Financial Professional that is an agent of Allianz Life Insurance Company of New York.

(c).
Also, from oral comment #3(a) to Allianz Life Variable Account B’s Initial Registration Statement Nos. 333-166408 and 05618 received on August 4, 5 and 17, 2010: To the extent that a Financial Professional is an agent of Allianz, the prospectus disclosure should be changed to say that applications and monies are deemed received when received by an Allianz agent, rather than when received from the agent by the Company. To the extent that Allianz believes the Commission had taken the position that so long as an application or money are forwarded by an agent reasonably promptly, the application or money are deemed received when received by the Company, please provide authority for your position.

(d).
Also, from oral comment #3(b) to Allianz Life Variable Account B’s Initial Registration Statement Nos. 333-166408 and 05618 received on August 4, 5 and 17, 2010: While money accompanying an application for a new contract may be deemed received when received by the insurer, rather than the agent, please provide authority regarding why checks for additional money should be deemed received when received by the insurer, rather than the agent.

Responses:

(a).	We revised the sentence to read as follows:

If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order.

AZL-RetProNY-N-4 page  4

(b).
Whether a particular Financial Professional selling a Contract will be an appointed agent of Allianz Life of NY will vary depending on the Financial Professional. In some cases, the Financial Professional will be a licensed investment advisory representative, but will not be a licensed securities registered representative or a licensed insurance agent. In other cases, the Financial Professional may also sell other types of variable insurance, and so may be both a registered representative and a licensed insurance agent appointed to Allianz Life of NY.

The adopting release to Rule 22c-1, IC-14756 (October 15, 1985) states that one commenter had recommended that the Rule state "that an order to purchase a variable annuity is deemed received when it arrives at the administrative offices of the insurance company, not when a representative or agent of the insurance company receives that application." The Commission stated that this was not necessary, as "Virtually all companies currently provide in the contract and disclose in the prospectus when communications and payments are deemed received, e.g., 'at our principal administrative office before _____ p.m.' Thus in most cases, receipt at an administrative office is the pertinent event."

Similarly, in the staff's Industry Comment Letter dated October 21, 1994, Item 10, the staff states "The Division generally has permitted purchase orders to be deemed effective when they are received at the home office of the insurance company, provided that this practice is disclosed in the prospectus...." The Item goes on to say that the agent must forward the app or cash "promptly", which means within five days absent exigent circumstances.

Note that Section 2 of the standard form of Allianz Life of NY selling agreement requires all applications and cash to be forwarded "promptly", and in accordance with applicable law.

(c).
The adopting release to Rule 22c-1, IC-14756 (October 15, 1985) states that one commenter had recommended that the Rule state "that an order to purchase a variable annuity is deemed received when it arrives at the administrative offices of the insurance company, not when a representative or agent of the insurance company receives that application." The Commission stated that this was not necessary, as "Virtually all companies currently provide in the contract and disclose in the prospectus when communications and payments are deemed received, e.g., 'at our principal administrative office before _____ p.m.' Thus in most cases, receipt at an administrative office is the pertinent event."

Similarly, in the staff's Industry Comment Letter dated October 21, 1994, Item 10, the staff states "The Division generally has permitted purchase orders to be deemed effective when they are received at the home office of the insurance company, provided that this practice is disclosed in the prospectus...." The Item goes on to say that the agent must forward the app or cash "promptly", which means within five days absent exigent circumstances.

Note that Section 2 of the standard form of Allianz Life of NY selling agreement requires all applications and cash to be forwarded "promptly", and in accordance with applicable law.

(d).
We believe that money is deemed received when it is received by the insurance company, rather than when it is received by the agent, regardless of whether the check is an initial payment on a new contract or is an additional payment on an existing contract. There are two bases for this position.

AZL-RetProNY-N-4 page 5

First, the adopting release for Rule 22c-1 (October 1985) states that payments are deemed received when received by the insurer, without making any distinction between payments received on new contracts and payments on existing contracts. And, given the structure of Rule 22c-1, there does not appear to be a basis for making such a distinction. While Rule 22c-1(c) (the 2day/5day rule) is limited in its operation to new contracts, the Rule overall, as reflected in Rule 22c-1(a), applies to all payments, and not just payments on new contracts. This seems to be reflected in the Staff's October 1994 Industry Comment Letter, where in Item 11 the staff states:   "This requirement of prompt delivery [from the agent to the insurance company] also is applicable to liquidation, additional payment and transfer/reallocation requests submitted through agents."

Second, Rule 22c-1(a) by its terms does not establish the delivery of a check to an agent as a triggering event for the pricing requirements of the Rule. Rule 22c-1(a), only applies to situations in which payments are received by a "registered investment company, a "person designated in such issuer's prospectus as authorized to consummate transactions ", a "principal underwriter" or a "dealer." An insurance agent and his/her broker-dealer are not included within any of these defined terms.

4.	Income Advantage Account Investment Option Allocation Restrictions and Quarterly Rebalancing (Page 13)

Comments:

(a).	Please delete the clause “and in your Contract” in the second sentence (bolded) of this section.

(b).	Please also provide in the prospectus that you will secure all necessary SEC and other governmental approvals before eliminating or substituting an Investment Option.

Responses:

(a).	Revised.

(b).	We revised the prospectus to include the following:

We will secure all necessary SEC and other governmental approvals before eliminating or substituting an Investment Option.

5.      Automatic Investment Plan (Page 14)

Comment:

Please clarify or revise the second to last sentence of the first paragraph of this section.

Response:

Upon further review, we removed this sentence.

6.      Dollar Cost Averaging Program (Pages 14-15)

Comment:

Please revise or delete, as applicable, depending on whether this program is available in New York.

Response:

Revised.

AZL-RetProNY-N-4 page 6

7.      Accumulation Units (Page 16)

Comment:

Please explain the first sentence of the second paragraph in which you state that the initial Accumulation Unit Value is arbitrarily set.

Response:

When initially established, the AUV is an arbitrary number set by us. We typically establish a simple, round number such as $10 or $1, and then calculate the number of units on the first day by dividing the Purchase Payment by the arbitrary AUV. On that first day, the AUV represents a corresponding number of fund shares.

For example, assume a Purchase Payment of $200 and an arbitrary AUV of $10. This would result in the purchase of 20 Accumulation Units. If the fund NAV on that day was $5 per share, the Owner would own 2 shares per Accumulation Unit.

Subsequent to the first day, the AUV takes on a "real" and independent meaning. The initial AUV of $10 will fluctuate up and down based upon fund NAV performance. In addition, fund shares will be sold to pay contract fees and expenses, with the result that the shares per Accumulation Unit, and AUV, will decline. Dividends and capital gain reinvestments will cause the shares per Accumulation Unit to increase.

8.      Investment Options (Page 17)

Comment:

Please add that you will send copies of the “current” prospectus when the Contract is issued (last sentence of the second paragraph).

Response:

Revised.

9.      Transfers Between Investment Options (Page 23)

Comment:

In the fourth bullet of the second paragraph, please clarify that you will only modify the right to make transfers if a person violates the “Excessive Trading and Market Timing” policies.

Response:

Revised.

10.      Financial Advisers – Asset Allocation Programs (Pages 27)

Comment:

Please bold the disclosure regarding tax consequences of withdrawals, including fees withdrawn from the accounts.

Response:

We revised the first paragraph to read as follows:

If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal. For tax purposes, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments. If any Owner is under age 59½ it may be subject to a 10% federal penalty tax. You should consult a tax adviser regarding the tax treatment of adviser fee payments.

AZL-RetProNY-N-4 page 7

11.      Excess Withdrawals and Transfers to the Base Account (Page 36)

Comment:

Please explain the last sentence of the first paragraph (regarding treatment of withdrawals from the Income Advantage Account) and reflect this revised language in the prospectus.

Response:

We revised the first 3 paragraphs to read as follows:

Your annual maximum Income Advantage Payment only decreases if you take an Excess Withdrawal or transfer Income Advantage Account Value to the Base Account.

An Excess Withdrawal is a withdrawal you take from the Income Advantage Account while you are receiving Income Advantage Payments, that when added to any other withdrawals taken from the Income Advantage Account during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Income Advantage Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Income Advantage Payment, and not an Excess Withdrawal. Excess Withdrawals do not include amounts we withdraw for Contract charges.

For example, assume your annual maximum Income Advantage Payment is $2,000 and you take an additional withdrawal of $1,000 in the same year. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that amount to be an additional actual Income Advantage Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Income Advantage Payment and the next $200 to be an Excess Withdrawal.

12.      The Separate Account (Page 44)

Comment:

Please combine and revise the fourth and fifth sentences of the last paragraph, so that it is clear that the only excess amounts which may be transferred from the Separate Account are seed money or earned fees and charges.

Response:

We revised the disclosure as follows:

If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges.

13.      Glossary

Comment:

The definitions of and disclosure throughout the prospectus refers to the “Base Account” and the “Income Advantage Account” as specific accounts distinct from the “Separate Account” and the “General Account” (page 27). Please describe the nature and structure of these accounts. In this connection, please explain the reference in footnote 1 to the “Owner Transaction Expenses” table (page 4) to transfers between the same Investment Option in the “two different Accounts.”

Also, from oral comment #1 to Allianz Life Variable Account B’s Initial Registration Statement Nos. 333-166408 and 05618 received on August 4, 5 and 17, 2010: Use of the word “account” in the term Base Account and Income Advantage Account is too easily confused with the terms general account and Separate Account. Please clarify that the term Base Account and Income Advantage Account are not separate legal entities.

AZL-RetProNY-N-4 page 8

Response:

The Base Account and Income Advantage Account represent two different groupings of investment and insurance features with different expenses. The structure of these accounts is delineated in and governed by the base contract and the Income Advantage Account rider. As noted in our response to Comment 1.(b), we revised footnote 1 to the Owner Transaction Expenses table to clearly indicate the account names.

We have also taken a series of steps to reduce any potential confusion from the term "account" as noted in response 1.(f):

•	We added disclosure in section 1, The Variable Annuity Contract after the first paragraph;
•	We replaced the term “Accounts” in the prospectus with “Base Account and Income Advantage Account”;
•	We revised the terms in the glossary - Account(s), Base Account and Income Advantage Account.

14.      SAI – Appendix A - Annual Operating Expenses for Each Investment Option (Pages 14-16)

Comments:

(a).
Footnote 1 should specify the contractual expense cap. This comment is also applicable to footnote 1 to the table on page 16 regarding the fund of funds. The caption “Expense reimbursement” should be revised to “Fee waivers and/or expense reimbursements.” Also, change the last caption to “Total annual fund operating expenses after fee waivers and/or expense reimbursements.” Please also add the word “fund” to the “Total annual operating expenses” column.

(b).	Fee waivers and expense reimbursements may not be shown unless they are in effect for one year from the effective date of this prospectus. Please delete and revise the tables as appropriate.

(c).	Assuming the contractual arrangement is in effect for one year from the date of the prospectus, Footnote 7 should also specify the amount of the expense cap.

(d).
Also, from oral comment #6 to Allianz Life Variable Account B’s Initial Registration Statement Nos. 333-166408 and 05618 received on August 4, 5 and 17, 2010: Fee waivers and expense reimbursements may not be shown in the table or a footnote unless they are in effect for one year from the effective date of this prospectus. In addition, if in fact the agreement does not reduce the fee for the year shown, it should not be included in the table or a footnote. Please delete and revise the footnotes to the tables as appropriate.

Responses:

We removed all fee waivers and expense reimbursements from the table and footnotes. Please note that this appendix has been moved from the SAI to the prospectus.

15.      Exhibits

Comment:

A Power of Attorney which specifically references this filing must be included.

AZL-RetProNY-N-4 page 9

Also, from oral comment #7 to Allianz Life Variable Account B’s Initial Registration Statement Nos. 333-166408 and 05618 received on August 4 and 5, 2010: In the future, please file a separate Power of Attorney specifically for the new product.

Response:

Additional oral comment #7 to Registrant’s Registration Statement Nos. 333-166408 and 05618 received on 8-3-10: Acknowledged, as incorporated by reference.

16.      Financial Statements, Exhibits and Other Information

Comment:

Financial statements, exhibits, and other required or missing disclosures not included in this registration statement must be filed in a pre-effective amendment to the Registration Statement.

Response:

Acknowledged.

17.      Tandy Comment

Comment:

We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the Registrant and its management are in possession of all facts relating to the Registrant’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Notwithstanding our comments, in the event the Registrant requests acceleration of the effective date of the pending Registration Statement, it should furnish a letter, at the time of such request, acknowledging that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing; the staff’s comments, the Registrant’s changes to the disclosure in the response to staff’s comments or the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Registrant from responsibility; and

•	the Registrant my not asset this action or the staff’s comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Investment Management in connection with our review of your filing or in response to our comments on your filing.

We will consider a written request for acceleration of the effective date of the Registration Statement as a confirmation of the fact that those requesting acceleration are aware of their respective responsibilities. We will act on the request and, pursuant to delegated authority, grant acceleration of the effective date.

Response:

Acknowledged.

AZL-RetProNY-N-4 page 10

For the convenience of the staff in reviewing this response to comments, we are sending via email to the Office of Insurance Products of the Division of Investment Management a redline copy as well as a clean copy of the Retirement Pro New York prospectus and SAI.

Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-2913.

Sincerely,

Allianz Life Insurance Company of North America

Allianz Life Insurance Company of New York

By:  /s/ Stewart D. Gregg
             Stewart D. Gregg

AZL-RetProNY-N-4 page 11